Equity (Details 2) - CHF (SFr) shares in Millions, SFr in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period	2,317.5	2,374.1	2,373.9
Treasury shares acquired to be cancelled	(23.3)	(66.2)	(10.3)
Other share purchases	(1.2)	(3.8)	(2.6)
Other share sales	3.0
Exercise of options and employee transactions shares	7.8	4.6	4.1
Equity based compensation shares	7.4	8.8	9.0
Total movements	(6.3)	(56.6)	0.2
Number of shares outstanding at end of period	2,311.2	2,317.5	2,374.1
Treasury shares with restricted use	122.0	131.0	135.0
Shares repurchased on the SIX Swiss Exchange second trading line under the share buyback authority approved	SFr 10	SFr 10	SFr 10
Total Novartis shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period	2,616.8	2,627.1	2,677.0
Shares cancelled for capital reduction	(66.2)	(10.3)	(49.9)
Total movements	(66.2)	(10.3)	(49.9)
Number of shares outstanding at end of period	2,550.6	2,616.8	2,627.1
Total treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period	(299.3)	(253.0)	(303.1)
Shares cancelled for capital reduction	66.2	10.3	49.9
Treasury shares acquired to be cancelled	(23.3)	(66.2)	(10.3)
Other share purchases	(1.2)	(3.8)	(2.6)
Other share sales	3.0
Exercise of options and employee transactions shares	7.8	4.6	4.1
Equity based compensation shares	7.4	8.8	9.0
Total movements	59.9	(46.3)	50.1
Number of shares outstanding at end of period	(239.4)	(299.3)	(253.0)